Form N-1A Cover	Apr. 23, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	E*TRADE Trust
Entity Central Index Key	0002048903
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 23, 2026
Prospectus Date	Feb. 27, 2026